UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   One Market Street
           Spear Street Tower
           Suite 3780
           San Francisco, CA 94105


Form 13F File Number: 028-14746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Compliance Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  8/23/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      297,883
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM            032511107    20832   265924 SH       SOLE                 265924      0    0
ARCH COAL INC                COM            039380100     5355   500000 SH  PUT  SOLE                 500000      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    34755  1500000 SH  PUT  SOLE                1500000      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    20118   290467 SH       SOLE                 290467      0    0
CONOCOPHILLIPS               COM            20825C104    44086   580000 SH  PUT  SOLE                 580000      0    0
CVR ENERGY INC               COM            12662P108     4154   155283 SH       SOLE                 155283      0    0
DOMTAR CORP                  COM NEW        257559203    18634   195365 SH       SOLE                 195365      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    20386   564558 SH       SOLE                 564558      0    0
FRONTLINE LTD                SHS            G3682E127     1441   187400 SH       SOLE                 187400      0    0
FRONTLINE LTD                SHS            G3682E127     9182  1194000 SH  PUT  SOLE                1194000      0    0
HOLLYFRONTIER CORP           COM            436106108     8826   274523 SH       SOLE                 274523      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    12391   283872 SH       SOLE                 283872      0    0
MARATHON OIL CORP            COM            565849106     4460   140687 SH       SOLE                 140687      0    0
MARATHON PETE CORP           COM            56585A102     7074   163140 SH       SOLE                 163140      0    0
MERCER INTL INC              COM            588056101     2567   321215 SH       SOLE                 321215      0    0
METHANEX CORP                COM            59151K108    13773   424708 SH       SOLE                 424708      0    0
NOBLE ENERGY INC             COM            655044105    16189   165563 SH       SOLE                 165563      0    0
NORANDA ALUM HLDG CORP       COM            65542W107     1293   129663 SH       SOLE                 129663      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    21907   230046 SH       SOLE                 230046      0    0
PATRIOT COAL CORP            COM            70336T104     2309   370000 SH  PUT  SOLE                 370000      0    0
SCORPIO TANKERS INC          SHS            Y7542C106     1320   186932 SH       SOLE                 186932      0    0
SUNCOKE ENERGY INC           COM            86722A103     2604   183239 SH       SOLE                 183239      0    0
SUNCOR ENERGY INC NEW        COM            867224107     6953   212617 SH       SOLE                 212617      0    0
TRANSOCEAN LTD               REG SHS        H8817H100     8246   150744 SH       SOLE                 150744      0    0
WESTERN REFNG INC            COM            959319104     9028   479728 SH       SOLE                 479728      0    0


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